Finance Receivables (Narratives 1) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Hellweg 2 [Member]
Receivable contract details
Receivable with imputed interest, face amount	$ 21.7	$ 21.3
Receivable with imputed interest, effective yield (interest rate)	8.00%
Receivable with imputed interest, due date	Apr. 01, 2017
Ownership interest	24.70%
Hellweg 2 [Member] | Noncontrolling Interest [Member]
Receivable contract details
Receivable with imputed interest, face amount	16.1	15.8
Ownership interest	75.30%
Production Resources Group [Member]
Receivable contract details
Receivable with imputed interest, face amount	$ 11.8